Matthews China Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		120 Months Ended		175 Months Ended		182 Months Ended	334 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	[1]	Dec. 31, 2025 [8]	Dec. 31, 2025
MSCI China Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.43%	[1]	(3.03%)	[1]	5.71%	[1]	3.86%	[2]		4.14%	[3]
MSCI China All Shares Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.22%	[1],[4]	(2.26%)	[1],[4]	4.34%	[1],[3],[4]		[5]			[4],[6]
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			29.81%		(3.90%)		6.48%					8.32%
Performance Inception Date		Feb. 19, 1998
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		29.56%		(5.07%)		4.76%					6.94%
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		18.11%		(3.00%)		4.82%					6.84%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			29.93%		(3.77%)		6.64%				3.91%
Performance Inception Date		Oct. 29, 2010

[1]	Effective April 30, 2026, in connection with changes to the Fund's name and principal investment strategies, the primary benchmark changed from the MSCI China Index to the MSCI China All Shares Index.
[2]	Calculated from 5/31/11.
[3]	Calculated from 2/28/98.
[4]	Secondary benchmark that Matthews believes more closely represents the Fund's investable universe.
[5]	Index launched on 6/26/14.
[6]	Index launched on 6/26/14.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[8]	Because the inception date of the Institutional Class is later than that of the Index returns shown, the since-inception performance of the Institutional Class is not directly comparable to the performance of the Index.